DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Due to Related Parties [Abstract]
Due From Related Parties Disclosure [Text Block]
12.	DUE FROM RELATED PARTIES

	2012	2011

Due from proceeds receivable	$-	$5,386,233
Due from HYT	-	10,434,519
	$-	$15,820,752

The Company sold its 100% equity interest in the HYT Group (This group consisted of HYT and ZX) for the sum of $45,000,000. The purchaser of this equity interest was Mr. Xi Ming Sun, who is a director of ZX and owned an equity interest in the HYT Group prior to this purchase. Mr. Sun paid the Company $10,526,095 in cash (of which $8,969,078 was subsequently refunded by the Company to Mr. Sun) and the Company received land use rights valued at $38,056,750 as partial payment for the purchase of this equity interest. At December 31, 2011, Mr. Sun still owed the Company the sum of $5,386,233 and such amount was repaid to the Company during the fourth quarter of 2012. As of December 31, 2012 and 2011, the outstanding amount due from Mr. Xi Ming Sun is $0 and $5,386,233, respectively.

Due from HYT is an advance, which is unsecured, interest free and to be repaid within one year from December 31, 2011. By December 31, 2012, this sum had been repaid.